SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Consulting fees	$ 57	$ 76
Filing fees	11	14
General office expenses	31	17
Investor relations	28	16
Management fees	93	126
Professional fees	21	13
Total	$ 241	$ 262